INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 17 – INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Ossen Materials was entitled to an exemption during the two years ended December 31, 2006 and was subject to a 50% income tax reduction during the three years ended December 31, 2009. Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2020, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2020, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax. The Company has analyzed the applicability of this law as of December 31, 2020, and has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2020 and 2019.

Income tax expenses consist of the following:

	Year Ended December 31,
	2020	2019	2018
Current	$1,591,008	$1,583,343	$2,147,164
Deferred	(22,899)	(49,549)	(17,777)
Income tax expenses	$1,568,109	$1,533,794	$2,129,387

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2020	2019	2018
Computed "expected" income tax expenses	$3,399,186	$3,486,260	$3,378,592
Effect on tax incentive / holiday	(1,281,070)	(1,394,504)	(1,377,961)
Non-deductible / (taxable) expense	(550,007)	(557,962)	(128,756)
Income tax expenses	$1,568,109	$1,533,794	$2,129,387

The Company's accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company's deferred tax assets. Assessing the realizability of deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company's management forecasts taxable income by considering all available positive and negative evidence including its history of operating income or losses and its financial plans and estimates which are used to manage the business. These assumptions require significant judgment about future taxable income. The amount of deferred tax assets considered realizable is subject to adjustment in future periods if estimates of future taxable income are reduced. The Company's management determined, based on the Company's history of earnings coupled with its forecasted profitability, that it is more likely than not that all of deferred tax assets will be realized in the foreseeable future.

Components of net deferred tax assets are as follows:

	December 31,
	2020	2019	2018

Provision of doubtful accounts	$223,375	$188,036	$140,930
Reserve for inventories	19,037	17,966	18,206
	$242,412	$206,002	$159,136

The accounting for uncertain tax positions prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is required to recognize in the financial statements the impact of a tax position, if that position is more-likely than-not of being sustained on audit, based on the technical merits of the position. The company does not have uncertain tax position as of December 31, 2020.

The Company does not have any tax positions for which it is reasonably possible the total amount of gross unrecognized tax benefits will increase or decrease over the next year. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.

The Company includes interest and penalties related to unrecognized tax benefits within the benefit from (provision for) income taxes. The company does not have interest and penalties as of December 31, 2020.

The Company's China income tax returns are generally not subject to examination by the tax authorities for tax years before 2015.